Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured On Recurring Basis (Details) (10Q) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Cash	$ 446,632	$ 322,441
Loans receivable, net	5,808,029	6,374,908
Fair Value, Inputs, Level 1 [Member]
Cash	446,632	322,441
Loans receivable, net
Fair Value, Inputs, Level 2 [Member]
Cash
Loans receivable, net
Fair Value, Inputs, Level 3 [Member]
Cash
Loans receivable, net	$ 5,808,029	$ 6,374,908